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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                   	  Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Mid-Cap Value Fund
           Schedule of Investments  1/31/09

 Shares                                                              Value

           Common Stocks - 98.1 %
           Energy - 3.2 %
           Oil & Gas Drilling - 0.5 %
 125,700   Transocean, Ltd. * (b)                                 $ 6,865,734
           Oil & Gas Equipment & Services - 0.5 %
 660,000   Weatherford International, Inc. *                      $ 7,279,800
           Oil & Gas Exploration & Production - 1.3 %
 101,700   Devon Energy Corp.                                     $ 6,264,720
 285,900   XTO Energy, Inc.                                        10,604,031
                                                                  $16,868,751
           Oil & Gas Storage & Transportation - 0.9 %
1,400,000  EL Paso Corp. (b)                                      $11,452,000
           Total Energy                                           $42,466,285
           Materials - 6.0 %
           Diversified Chemical - 0.2 %
  50,000   FMC Corp.                                              $ 2,231,000
           Fertilizers & Agricultural Chemicals - 0.5 %
 187,600   The Mosaic Co. *                                       $ 6,691,692
           Gold - 1.0 %
 325,000   Newmont Mining Corp. (b)                               $12,928,500
           Industrial Gases - 1.1 %
 298,000   Air Products & Chemicals, Inc.                         $14,989,400
           Metal & Glass Containers - 3.2 %
1,125,000  Ball Corp. (b)                                         $43,132,500
           Total Materials                                        $79,973,092
           Capital Goods - 4.0 %
           Industrial Machinery - 0.8 %
 269,000   SPX Corp.                                              $11,327,590
           Trading Companies & Distributors - 3.2 %
 575,000   W.W. Grainger, Inc. (b)                                $41,946,250
           Total Capital Goods                                    $53,273,840
           Commercial Services & Supplies - 8.1 %
           Environmental & Facilities Services - 4.2 %
 450,000   Republic Services, Inc.                                $11,637,000
1,400,000  Waste Management, Inc. * (b)                            43,666,000
                                                                  $55,303,000
           Office Services & Supplies - 1.4 %
 775,000   Avery Dennison Corp. (b)                               $18,778,250
           Research & Consulting Services - 2.5 %
1,350,000  Equifax, Inc. *                                        $33,372,000
           Total Commercial Services & Supplies                   $107,453,250
           Consumer Durables & Apparel - 1.0 %
           Homebuilding - 0.7 %
1,600,000  D.R. Horton, Inc.                                      $ 9,536,000
           Housewares & Specialties - 0.3 %
 107,647   Fortune Brands, Inc.                                   $ 3,444,700
           Total Consumer Durables & Apparel                      $12,980,700
           Consumer Services - 0.7 %
           Casinos & Gaming - 0.7 %
 892,300   International Game Technology                          $ 9,458,380
           Total Consumer Services                                $ 9,458,380
           Media - 3.1 %
           Advertising - 1.7 %
6,900,000  The Interpublic Group of Companies, Inc. * (b)         $22,977,000
           Movies & Entertainment - 1.4 %
1,219,600  Viacom, Inc. (Class B) *                               $17,989,100
           Total Media                                            $40,966,100
           Retailing - 1.3 %
           Apparel Retail - 0.9 %
1,100,000  Gap, Inc.                                              $12,408,000
           Department Stores - 0.4 %
 300,000   J.C. Penney Co., Inc.                                  $ 5,025,000
           Total Retailing                                        $17,433,000
           Food & Drug Retailing - 3.3 %
           Food Retail - 3.3 %
 600,000   Kroger Co. (b)                                         $13,500,000
1,409,600  Safeway, Inc.                                           30,207,728
                                                                  $43,707,728
           Total Food & Drug Retailing                            $43,707,728
           Food, Beverage & Tobacco - 5.0 %
           Brewers - 1.3 %
 425,000   Molson Coors Brewing Co. (Class B)                     $17,114,750
           Distillers & Vintners - 0.5 %
 510,000   Constellation Brands, Inc. *                           $ 7,405,200
           Packaged Foods & Meats - 1.2 %
 350,000   The J.M. Smucker Co.                                   $15,802,500
           Tobacco - 2.0 %
 450,000   Lorillard, Inc. (b)                                    $26,757,000
           Total Food, Beverage & Tobacco                         $67,079,450
           Household & Personal Products - 2.1 %
           Household Products - 0.8 %
 220,000   Energizer Holdings, Inc. *                             $10,478,600
           Personal Products - 1.3 %
 675,000   Estee Lauder Co. (b)                                   $17,718,750
           Total Household & Personal Products                    $28,197,350
           Health Care Equipment & Services - 8.2 %
           Health Care Distributors - 1.4 %
 500,000   Cardinal Health, Inc.                                  $18,825,000
           Health Care Equipment - 0.9 %
 341,000   Zimmer Holdings, Inc. *                                $12,412,400
           Health Care Services - 3.9 %
1,825,000  Omnicare, Inc.                                         $51,027,000
           Managed Health Care - 2.0 %
 400,000   AETNA, Inc.                                            $12,400,000
 806,400   CIGNA Corp. *                                           13,999,104
                                                                  $26,399,104
           Total Health Care Equipment & Services                 $108,663,504
           Pharmaceuticals & Biotechnology - 3.2 %
           Life Sciences Tools & Services - 1.5 %
 570,000   Thermo Fisher Scientific, Inc. * (b)                   $20,480,100
           Pharmaceuticals - 1.7 %
 900,000   Forest Laboratories, Inc. *                            $22,536,000
           Total Pharmaceuticals & Biotechnology                  $43,016,100
           Banks - 4.7 %
           Regional Banks - 2.4 %
 250,000   City National Corp. (b)                                $ 8,652,500
 674,976   First Horizon National Corp. * (b)                       6,425,768
 975,000   KeyCorp (b)                                              7,098,000
 225,000   PNC Bank Corp.                                           7,317,000
 200,000   Zions BanCorp. (b)                                       2,984,000
                                                                  $32,477,268
           Thrifts & Mortgage Finance - 2.3 %
 600,000   New York Community Bancorp, Inc. (b)                   $ 7,950,000
1,350,000  People's Bank (b)                                       22,086,000
                                                                  $30,036,000
           Total Banks                                            $62,513,268
           Diversified Financials - 3.9 %
           Asset Management & Custody Banks - 2.0 %
 200,000   Franklin Resources, Inc.                               $ 9,684,000
 300,000   Legg Mason, Inc. (b)                                     4,818,000
 200,000   Northern Trust Corp.                                    11,504,000
                                                                  $26,006,000
           Investment Banking & Brokerage - 1.1 %
 550,000   Lazard, Ltd. (b)                                       $14,575,000
           Specialized Finance - 0.8 %
  64,200   CME Group, Inc. (b)                                    $11,165,022
           Total Diversified Financials                           $51,746,022
           Insurance - 9.9 %
           Insurance Brokers - 2.2 %
 800,000   Aon Corp. (b)                                          $29,640,000
           Life & Health Insurance - 3.2 %
3,050,000  UNUM Group                                             $43,188,000
           Property & Casualty Insurance - 2.1 %
 392,900   Axis Capital Holdings, Ltd.                            $ 9,531,754
1,500,000  Progressive Corp. *                                     18,225,000
                                                                  $27,756,754
           Reinsurance - 2.4 %
 700,000   Renaissancere Holdings, Ltd.                           $31,283,000
           Total Insurance                                        $131,867,754
           Real Estate - 4.0 %
           Diversified Real Estate Investment Trust - 0.5 %
 125,000   Vornado Realty Trust (b)                               $ 6,351,250
           Mortgage Real Estate Investment Trust - 2.4 %
2,100,000  Annaly Capital Management, Inc. (b)                    $31,794,000
           Office Real Estate Investment Trust - 0.3 %
 100,000   Boston Properties, Inc. (b)                            $ 4,330,000
           Residential Real Estate Investment Trust - 0.3 %
 200,000   Equity Residential Property Trust (b)                  $ 4,786,000
           Specialized Real Estate Investment Trust - 0.5 %
 100,000   Public Storage, Inc.                                   $ 6,187,000
           Total Real Estate                                      $53,448,250
           Software & Services - 6.1 %
           Data Processing & Outsourced Services - 5.5 %
1,175,000  Western Union Co.                                      $16,050,500
1,050,000  Computer Sciences Corp. *                               38,682,000
 435,200   Fiserv, Inc. *                                          13,817,600
  31,400   MasterCard, Inc. (b)                                     4,263,492
                                                                  $72,813,592
           Internet Software & Services - 0.6 %
 649,228   eBAY, Inc. *                                           $ 7,803,721

           Total Software & Services                              $80,617,313
           Technology Hardware & Equipment - 6.4 %
           Computer Hardware - 4.0 %
1,900,000  NCR Corp. *                                            $23,845,000
2,183,100  Teradata Corp. *                                        28,664,103
                                                                  $52,509,103
           Computer Storage & Peripherals - 1.0 %
1,245,500  EMC Corp. * (b)                                        $13,750,320
           Office Electronics - 1.4 %
2,750,000  Xerox Corp.                                            $18,260,000
           Total Technology Hardware & Equipment                  $84,519,423
           Semiconductors - 2.5 %
           Semiconductor Equipment - 1.0 %
1,374,300  Applied Materials, Inc.                                $12,877,190
           Semiconductors - 1.5 %
 600,000   Analog Devices, Inc.                                   $11,988,000
1,093,700  NVIDIA Corp. * (b)                                       8,694,921
                                                                  $20,682,921
           Total Semiconductors                                   $33,560,111
           Telecommunication Services - 0.7 %
           Integrated Telecommunication Services - 0.7 %
1,000,000  Windstream Corp.                                       $ 8,680,000
           Total Telecommunication Services                       $ 8,680,000
           Utilities - 10.7 %
           Electric Utilities - 3.3 %
 375,000   American Electric Power Co., Inc. *                    $11,756,250
 700,000   Edison International, Inc.                              22,799,000
 175,000   FirstEnergy Corp.                                        8,748,250
                                                                  $43,303,500
           Gas Utilities - 0.7 %
 289,000   Questar Corp.                                          $ 9,820,220
           Multi-Utilities - 6.7 %
1,000,000  NSTAR (b)                                              $33,820,000
 275,000   PG&E Corp.                                              10,634,250
 500,000   Public Service Enterprise Group, Inc.                   15,785,000
 650,000   Sempra Energy                                           28,496,000
                                                                  $88,735,250
           Total Utilities                                        $141,858,970
           TOTAL COMMON STOCKS
           (Cost  $1,673,821,308)                                 $1,303,479,890

           Temporary Cash Investments - 13.5 %
           Repurchase Agreements - 1.5 %
6,465,000  Barclays Plc, 0.28%, dated 1/30/09, repurchase price of
           $6,4650,000 plus accrued interest on 2/2/09 collateralized by $6,594,300 Federal National Mortgage Association,
           5.0-6.0%, 5/1/35-3/1/37                                $ 6,465,000

6,470,000  Deutsche Bank, 0.29%, dated 1/30/09, repurchase price of $6,470,000 plus accrued interest on 2/2/08 collateralized by the following:

              $728,163 Freddie Mac Giant, 6.5-7.0%, 10/1/37-11/1/38
              $721,674 Federal Home Loan Mortgage Corp., 4.969-5.902%, 3/1/35-
2/1/37
              $1,500,900 Federal National Mortgage Association (ARM), 5.361-6.272%, 2/1/24-9/1/37
              $3,514,281 Federal National Mortgage Association, 5.5-7.0%, 7/1/35-3/1/47
              $134,292 Government National Mortgage Association, 7. 6,470,000

6,465,000  JPMorgan, 0.27%, dated 1/30/09, repurchase price of
           $6,465,000 plus accrued interest on 2/2/09 collateralized
           by $6,582,267 Federal National Mortgage Association,
           4.0-5.5%, 2/15/24                                        6,465,000
                                                                  $19,400,000
           Securities Lending Collateral  - 12.0%
           Certificates of Deposit:
3,629,631  Abbey National Plc, 2.52%, 8/13/09                     $ 3,629,631
3,629,257  Bank of Nova Scotia, 3.21%, 5/5/09                       3,629,257
5,801,777  Bank of Scotland NY, 2.92%, 6/5/09                       5,801,777
6,533,336  Barclays Bank, 1.2%, 5/27/09                             6,533,336
7,259,262  CBA, 1.31%, 7/16/09                                      7,259,262
6,533,336  DNB NOR Bank ASA NY, 2.41%, 6/5/09                       6,533,336
6,649,484  Intesa SanPaolo S.p.A., 1.1%, 5/22/09                    6,649,484
 420,641   NORDEA NY, 0.39%, 4/9/09                                   420,641
5,444,447  Royal Bank of Canada NY, 2.7%, 8/7/09                    5,444,447
3,629,631  Royal Bank of Scotland, 2.45%, 3/5/09                    3,629,631
 725,825   Skandinavian Enskilda Bank NY, 2.17%, 2/13/09              725,825
7,259,262  Societe Generale, 2.62%, 9/4/09                          7,259,262
6,533,336  Svenska Bank NY, 1.73%, 7/8/09                           6,533,336
7,259,262  U.S. Bank NA, 2.25%, 8/24/09                             7,259,262
                                                                  $71,308,486
           Commercial Paper:
 691,917   BBVA U.S., 2.83%, 3/12/09                              $   691,917
7,259,262  Monumental Global Funding, Ltd., 2.55%, 8/17/09          7,259,262
3,629,631  CME Group, Inc., 2.9%, 8/6/09                            3,629,631
3,629,403  General Electric Capital Corp., 1.96%, 3/16/09           3,629,403
7,128,595  American Honda Finance Corp., 1.29%, 7/14/09             7,128,595
7,259,262  HSBC Bank, Inc., 2.5%, 8/14/09                           7,259,262
3,629,631  IBM, 2.39%, 9/25/09                                      3,629,631
6,533,336  Met Life Global Funding, 2.47%, 6/12/09                  6,533,336
6,533,336  New York Life Global, 2.31%, 9/4/09                      6,533,336
6,170,373  Westpac Banking Corp., 1.01%, 6/1/09                     6,170,373
                                                                  $52,464,747
           Tri-party Repurchase Agreements:
7,259,262  Deutsche Bank, 0.27%, 2/2/09                           $ 7,259,262
14,518,524 Merrill Lynch, 0.28%, 2/2/09                            14,518,524
6,948,784  Barclays Capital Markets, 0.26%, 2/2/09                  6,948,784
                                                                  $28,726,570
           Money Market Mutual Fund:
1,814,816  Columbia Government Reserves Fund                      $ 1,814,816
5,444,447  JP Morgan, U.S. Government Money Market Fund             5,444,447
                                                                  $ 7,259,262
                                                                  $159,759,065
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $179,159,065)                                   $179,159,065

           TOTAL INVESTMENT IN SECURITIES - 111.5%
           (Cost  $1,852,980,373) (a)                             $1,482,638,955

           OTHER ASSETS AND LIABILITIES - (11.5)%                 $(153,485,336)

           TOTAL NET ASSETS - 100.0%                              $1,329,153,619

(a) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,852,980,373 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost     $49,739,681

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value      (420,081,099)

           Net unrealized loss                                    $(370,341,418)

(b)        At January 31, 2009, the following securities were out on loan:

Shares     Description                                             Value
  57,200   Annaly Capital Management, Inc.                        $   866,008
   6,000   Aon Corp.                                                  222,300
 196,100   Avery Dennison Corp.                                     4,751,503
 130,900   Ball Corp.                                               5,018,706
  98,900   Boston Properties, Inc.                                  4,282,370
   2,700   City National Corp.                                         93,447
  16,000   CME Group, Inc.                                          2,782,560
 672,700   EL Paso Corp.                                            5,502,686
 799,800   EMC Corp. *                                              8,829,792
 144,200   Equity Residential Property Trust                        3,450,706
 101,000   Estee Lauder Co.                                         2,651,250
 489,000   First Horizon National Corp. *                           4,655,280
1,020,600  The Interpublic Group of Companies, Inc. *               3,398,598
 604,000   KeyCorp                                                  4,397,120
 144,500   Kroger Co.                                               3,251,250
 257,000   Lazard, Ltd.                                             6,810,500
 200,000   Legg Mason, Inc.                                         3,212,000
  48,000   Lorillard, Inc.                                          2,854,080
  26,870   MasterCard, Inc.                                         3,648,409
 588,300   New York Community Bancorp, Inc.                         7,794,975
  86,100   Newmont Mining Corp.                                     3,425,058
   8,000   NSTAR                                                      270,560
  52,000   NVIDIA Corp. *                                             413,400
   3,000   People's Bank                                               49,080
 540,000   Thermo Fisher Scientific, Inc. *                        19,402,200
  16,000   Transocean, Ltd. *                                         873,920
  19,100   Vornado Realty Trust                                       970,471
  58,800   W.W. Grainger, Inc.                                      4,289,460
1,061,000  Waste Management, Inc. *                                33,092,590
 198,000   Zions BanCorp.                                           2,954,160
           Total                                                  $
144,214,439

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                   Investments
                                                                   in Securities
Level 1 - Quoted Prices                                           $1,303,479,890
Level 2 - Other Significant Observable Inputs                      179,159,065
Level 3 - Significant Unobservable Inputs                             -

Total                                                             $1,482,638,955

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.